CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans, including fees	$ 36,383,142	$ 34,995,425
Taxable interest and dividends on investment securities	3,559,903	4,524,204
Interest on deposits with banks	16,349	17,358
Total Interest and Dividend Income	39,959,394	39,536,987
Interest Expenses
Deposits	10,718,170	10,938,385
Short-term borrowings	49,223	42,151
Long-term debt	2,353,649	2,599,679
Total Interest Expenses	13,121,042	13,580,215
Net Interest Income	26,838,352	25,956,772
Provision for loan losses	4,087,151	3,933,448
Net Interest Income After Provision For Loan Losses	22,751,201	22,023,324
Noninterest Income
Loan appraisal, credit and miscellaneous charges	789,883	676,805
Income from bank owned life insurance	650,393	504,296
Service charges	1,988,947	1,905,949
Gain on sale of asset	22,500	22,500
Gain on sale of loans held for sale	286,978	470,626
Net gains on the sale of foreclosed real estate	454,339
Total Noninterest Income	4,193,040	3,580,176
Noninterest Expenses
Salary and employee benefits	11,082,386	9,769,401
Occupancy expense	1,833,466	1,772,394
Advertising	491,789	399,802
Data processing expense	1,305,601	1,044,972
Depreciation of furniture, fixtures and equipment	435,551	541,642
Telephone communications	174,748	170,566
Office supplies	184,820	170,447
Professional fees	997,114	799,377
FDIC insurance	1,428,949	1,338,305
Valuation allowance on foreclosed real estate	1,963,227	287,934
Other	2,351,551	1,900,343
Total Noninterest Expenses	22,249,202	18,195,183
Income before income taxes	4,695,039	7,408,317
Income tax expense	1,533,575	2,642,616
Net Income	3,161,464	4,765,701
Preferred stock dividends	672,488	846,930
Net Income Available to Common Shareholders	$ 2,488,976	$ 3,918,771
Earnings Per Common Share
Basic	$ 0.83	$ 1.31
Diluted	$ 0.82	$ 1.30
Cash dividend paid per common share	$ 0.40	$ 0.40